Accounts Receivable (Details) - USD ($)			12 Months Ended
		Jul. 22, 2024	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable			$ 2,495,301	$ 2,750,214
Percentage of accounting receivable			99.10%
Accounts receivable subsequently collected	[1]		$ 2,473,101	$ 2,750,214
Overdue collected percentage		99.50%
Overdue not yet collected percentage		98.90%

[1]	The amount of subsequent collection is as of July 15, 2025.